LEASE LIABILITIES - (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		$ 57,946
Additions		21,457
Disposal		(3)
Interest expense		2,517	$ 3,442	$ 0
Lease payments		(27,948)	(29,905)	0
Principal		(30,465)
Interest		(2,517)
Transferred to liabilities of a disposal group held for sale (Note 40)	[1]	(346)
Acquired on acquisition of subsidiary		90
Effect of foreign currency exchange differences		48
Ending balance		51,244	57,946
Property [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		2,175
Additions		539
Disposal		0
Interest expense		125
Lease payments		(1,104)
Principal		(979)
Interest		(125)
Transferred to liabilities of a disposal group held for sale (Note 40)	[1]	(346)
Acquired on acquisition of subsidiary		0
Effect of foreign currency exchange differences		48
Ending balance		1,437	2,175
Ships [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		55,636
Additions		20,833
Disposal		0
Interest expense		2,387
Lease payments		(29,183)
Principal		(26,796)
Interest		(2,387)
Transferred to liabilities of a disposal group held for sale (Note 40)	[1]	0
Acquired on acquisition of subsidiary		0
Ending balance		49,673	55,636
Ship equipment [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		135
Additions		85
Disposal		(3)
Interest expense		5
Lease payments		(178)
Principal		(173)
Interest		(5)
Transferred to liabilities of a disposal group held for sale (Note 40)	[1]	0
Acquired on acquisition of subsidiary		90
Effect of foreign currency exchange differences		0
Ending balance		134	135
Restatement [Member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		57,946	68,666
Additions			19,189
Disposal			(22)
Interest expense			3,442
Lease payments			(33,347)
Principal			(29,905)
Interest			(3,442)
Transferred to liabilities of a disposal group held for sale (Note 40)	[1]		(38)
Effect of foreign currency exchange differences			56
Ending balance		$ 51,244	57,946	68,666
Restatement [Member] | Property [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance			592
Additions			2,161
Disposal			0
Interest expense			69
Lease payments			(665)
Principal			(596)
Interest			(69)
Transferred to liabilities of a disposal group held for sale (Note 40)	[1]		(38)
Effect of foreign currency exchange differences			56
Ending balance				592
Restatement [Member] | Ships [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance			67,863
Additions			16,946
Disposal			0
Interest expense			3,365
Lease payments			(32,538)
Principal			(29,173)
Interest			(3,365)
Transferred to liabilities of a disposal group held for sale (Note 40)	[1]		0
Effect of foreign currency exchange differences			0
Ending balance				67,863
Restatement [Member] | Ship equipment [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance			211
Additions			82
Disposal			(22)
Interest expense			8
Lease payments			(144)
Principal			(136)
Interest			(8)
Transferred to liabilities of a disposal group held for sale (Note 40)	[1]		0
Effect of foreign currency exchange differences			$ 0
Ending balance				$ 211

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.